Note 39 - Share of profit or loss of entities accounted for using the equity method (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share of profit or loss of entities accounted for using the equity method
investments in entities accounted for using the equity method	€ (42,000,000)	€ (7,000,000)	€ 4,000,000